Principal Exchange-Traded Funds

Supplement dated May 2, 2017
to the Statutory Prospectus dated September 20, 2016
(as supplemented on March 17, 2017)

This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

Throughout the prospectus, make the following changes:

•
Change references to Principal Management Corporation (“PMC”) to Principal Global Investors, LLC (“PGI”). On May 1, 2017, PMC merged into and with PGI and PGI became the investment advisor to the Fund.

1